TRANSACTIONS WITH RELATED PARTIES - Summary of Amounts of Related Party Transactions (Detail) - ARS ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Assets
Cash and Due from Banks	$ 6,161,588,760		$ 7,322,813,233
Debt Securities at Fair Value through Profit or Loss	1,331,346,841		1,637,926,982
Derivative Financial Instruments	12,114,688		4,517,903
Other Financial Assets	2,323,855,271		1,885,172,397
Loans and Other Financing	16,484,083,272		15,621,023,971
Other Debt Securities	4,901,855,084		4,864,662,160
Total Assets	34,813,628,193		35,304,482,204
Liabilities
Liabilities at Fair Value through Profit or Loss	61,842,719		9,777,215
Derivative Financial Instruments	19,304,382		8,329,699
Other Financial Liabilities	4,758,917,377		3,868,112,993
Financing Received from the Argentine Central Bank and Other Financial Institutions	517,648,489		479,636,814
Debt Securities	1,061,434,677		1,096,011,970
Subordinated Debt Securities	271,441,661		288,917,745
Insurance Contracts Liabilities	698,923,202		723,224,667
Other Non-Financial Liabilities	704,203,316		838,827,074
Total Liabilities	28,063,242,820		28,721,128,962
Income (Loss)
Net Income from Interest	1,069,115,100	$ 2,146,275,510
Net Fee Income	361,734,765	253,515,330
Net Income from Financial Instruments measured at Fair Value through Profit or Loss	220,354,146	198,390,907
Other Operating Income	165,893,041	145,884,250
Insurance Business Result	27,870,042	19,042,584
Other Operating Expenses	(296,540,074)	(505,007,561)
Operating Income	238,955,577	588,360,314
Total for all related parties
Assets
Cash and Due from Banks	187,267,679		167,971,875
Debt Securities at Fair Value through Profit or Loss	6,791,575		11,390,192
Derivative Financial Instruments	11,500,000		1,591,184
Repurchase Transactions	40,682,718		44,280,445
Other Financial Assets	69,486,336		8,319,528
Loans and Other Financing	93,872,125		107,793,940
Other Debt Securities	115,843,131		103,486,774
Non-current Assets Held for Sale	0		(161)
Total Assets	525,443,564		444,833,777
Liabilities
Deposits	207,528,044		175,833,285
Liabilities at Fair Value through Profit or Loss	2,848,760		3,377,836
Derivative Financial Instruments	11,500,000		1,591,186
Repurchase Transactions	40,682,718		44,280,285
Other Financial Liabilities	1,972,024		1,377,845
Financing Received from the Argentine Central Bank and Other Financial Institutions	88,883,655		102,920,095
Debt Securities	21,365,820		11,390,192
Subordinated Debt Securities	101,268,886		103,486,774
Insurance Contracts Liabilities	32,483		49,430
Other Non-Financial Liabilities	49,361,174		526,849
Total Liabilities	525,443,564		$ 444,833,777
Income (Loss)
Net Income from Interest	14,269,583	(11,002,677)
Net Fee Income	5,539,065	748,400
Net Income from Financial Instruments measured at Fair Value through Profit or Loss	(15,732,979)	(85,184)
Other Operating Income	8,342,898	3,461,666
Insurance Business Result	(9,443,631)	(2,966,379)
Administrative Expenses	(1,881,176)	(175,685)
Other Operating Expenses	(62,821)	0
Operating Income	$ 1,030,939	$ (10,019,859)